Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurement
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2019:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Time deposits	257,508	—	257,508	—
Short-term investments	452,936	—	452,936	—
Total assets	710,444	—	710,444	—

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Short-term loan	16,578	—	16,578	—
Total liability	16,578	—	16,578	—

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2018:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Time deposit	162,688	—	162,688	—
Short-term investments	136,304	—	136,304	—
Total assets	298,992	—	298,992	—

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Long-term loan[2]	69,045	—	69,045	—
Total liability	69,045	—	69,045	—
2

Due to the amounts of loan facility agreement should be repaid within one year at the end of 2019, the long-term loan presented in 2018 financial statements was classified to short- term loan account for 2019 financial statements.